Other Payables and Accrued Liabilities	12 Months Ended
Jun. 30, 2023
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

(12) Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	As of June 30,
	2023	2022
Contract liabilities	117,128	74,233
Salaries payables	849,386	923,461
Other payables	434,017	541,635
Other accruals	704,497	1,629,960
Totals	2,105,028	3,169,289

The amount of revenue recognized from contract liabilities to the Company’s result of operations was $71,103 and $33,259 during the years ended June 30, 2023 and 2022, respectively.